REVENUE, OTHER INCOME AND GAINS - Other Income and Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income:
Finance income	$ 61,204	$ 54,487	$ 8,182
Government grants	1,905	2,731	2,434
Other	601	245	88
Total income	63,710	57,463	10,704
Gains:
Foreign currency exchange gain, net	109,346	0	0
Fair value gains on financial assets measured at fair value change through profit or loss	0	663	603
Other	37	0	742
Total gains	109,383	663	1,345
Total other income and gains	$ 173,093	$ 58,126	$ 12,049